N-2	Sep. 18, 2026
Cover [Abstract]
Entity Central Index Key	0001902649
Amendment Flag	true
Amendment Description	The Registrant filed a registration statement on Form N-2 (SEC File No. 333-295475) on April 30, 2026 (the “Registration Statement”). Pre-Effective Amendments No. 1, No. 2, No. 3 and No. 4 to the Registration Statement were filed on May 28, 2026, June 26, 2026, July 24, 2026 and August 21, 2026 for the sole purpose of delaying the effectiveness of the Registration Statement until June 27, 2026, July 26, 2026, August 23, 2026 and September 20, 2026, respectively. The purposes of this filing are to further delay the effectiveness of the Registration Statement until October 18, 2026 and to revise the exhibit list to file an additional exhibit. Accordingly, this Pre-Amendment No. 5 consists only of the facing page, this explanatory note and Part C of the Registration Statement. The Registration Statement under the Securities Act of 1933 is incorporated by reference herein.
Entity Inv Company Type	N-2
Securities Act File Number	333-295475
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	5
Entity Registrant Name	BlackRock Private Credit Fund
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
Effective upon Filing, 486(b)	false
Effective on Set Date, 486(b)	true
Effective on Date, 486(b)	Oct. 18, 2026
Effective after 60 Days, 486(a)	false
Effective on Set Date, 486(a)	false
New Effective Date for Previous Filing	true
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	false
Business Development Company [Flag]	true
Interval Fund [Flag]	false
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
New CEF or BDC Registrant [Flag]	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	50 Hudson Yards
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5800
Contact Personnel Name	John M. Perlowski